September 14, 2007

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	United of Omaha Separate Account C 1940 Act Registration Number: 811-08190 1933 Act Registration Numbers: 333-51051, 033-89848, 333-54112, 333-97073 and 033-72546 CIK: 0000915809 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), United of Omaha Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger American Fund	0000832566	August 22, 2007
DWS Investments VIT Funds	0001006373	August 17, 2007
DWS Variable Series I Fund	0000764797	August 22, 2007
DWS Variable Series II Fund	0000810573	August 23, 2007
Federated Insurance Series	0000912577	August 30, 2007
MFS® Variable Insurance Trust	0000918571	August 23, 2007
Pioneer Variable Contracts Trust	0000930709	August 28, 2007
T. Rowe Price Equity Series, Inc.	0000918294	August 23, 2007 August 24, 2007
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 23, 2007 August 24, 2007
T. Rowe Price International Series, Inc.	0000918292	August 24, 2007
The Universal Institutional Funds, Inc.	0001011378	September 6, 2007
Variable Insurance Products Fund	0000356494	August 29, 2007
Variable Insurance Products Fund II	0000831016	August 29, 2007
Variable Insurance Products III	0000927384	August 29, 2007
Variable Insurance Products Fund V	0000823535	August 27, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ MICHAEL E. HUSS

Michael E. Huss
Senior Vice President, Associate General
    Counsel and Corporate Secretary
United of Omaha Life Insurance Company